Intangible assets	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
11.
Intangible assets

			Other intangible assets
					Non-
			Customer	Trademarks	compete	Information
Note		Goodwill	relationships	and other	agreements	technology	Total
Cost
Balance at December 31, 2021		1,572,291	588,514	88,811	17,948	31,996	2,299,560
Additions through business combinations	5	59,188	38,121	3,846	3,727	46	104,928
Other additions		-	-	-	-	6,120	6,120
Disposals		-	-	(380)	-	-	(380)
Sale of business	6	(210,806)	(33,312)	(28,589)	(150)	(1,075)	(273,932)
Extinguishments		-	(61,985)	(19,058)	(836)	(1,321)	(83,200)
Effect of movements in exchange rates		(61,328)	(17,641)	(1,950)	(682)	(644)	(82,245)
Balance at December 31, 2022		1,359,345	513,697	42,680	20,007	35,122	1,970,851
Additions through business combinations	5	181,608	244,574	27,127	5,556	2,209	461,074
Other additions		-	-	-	-	2,758	2,758
Extinguishments		-	(7,203)	(7,820)	(2,524)	(1,029)	(18,576)
Effect of movements in
exchange rates		21,176	6,127	685	280	245	28,513
Balance at December 31, 2023		1,562,129	757,195	62,672	23,319	39,305	2,444,620

Amortization and impairment losses
Balance at December 31, 2021		147,480	287,578	45,675	7,666	18,240	506,639
Amortization		-	43,538	4,764	3,702	3,675	55,679
Disposals		-	-	(130)	-	-	(130)
Sale of business	6	(66,255)	(16,669)	(2,996)	(26)	(836)	(86,782)
Extinguishments		-	(61,985)	(19,058)	(836)	(1,321)	(83,200)
Effect of movements in exchange rates		(3,213)	(8,210)	(1,205)	(376)	(461)	(13,465)
Balance at December 31, 2022		78,012	244,252	27,050	10,130	19,297	378,741
Amortization		-	46,629	5,461	4,099	3,839	60,028
Extinguishments		-	(7,203)	(7,820)	(2,524)	(1,029)	(18,576)
Effect of movements in exchange rates
exchange rates		1,040	3,150	428	168	340	5,126
Balance at December 31, 2023		79,052	286,828	25,119	11,873	22,447	425,319

Net carrying amounts
At December 31, 2022		1,281,333	269,445	15,630	9,877	15,825	1,592,110
At December 31, 2023		1,483,077	470,367	37,553	11,446	16,858	2,019,301

In 2022, CFI’s Truckload, Temp Control and Mexican non-asset logistics businesses were sold to Heartland Express, including the indefinite-life trademarks. At December 31, 2023 and December 31 2022, there are no material indefinite life intangible assets.

At December 31, 2023 and 2022, the Group performed its annual goodwill impairment tests for operating segments which represent the lowest level within the Group at which the goodwill is monitored for internal management purposes. The aggregate carrying amounts of goodwill allocated to each unit are as follows:

Reportable segment / operating segment	December 31, 2023	December 31, 2022
Package and Courier	182,120	177,941
Less-Than-Truckload
Canadian Less-Than-Truckload	140,402	128,449
U.S. Less-Than-Truckload	3,375	-
Truckload
Canadian Truckload	109,593	87,604
Specialized Truckload*	599,292	546,674
Logistics	448,295	340,665
	1,483,077	1,281,333

* On August 31,2022, TFI International sold CFI’s Truckload, Temp Control and Mexican non-asset logistics businesses, operating primarily in the US-based Conventional TL operating segment. Subsequent to the sale, the remaining businesses operations in TFI International’s US-based Conventional TL operating segment, were transferred to the Specialized TL operating segment.

The results as at December 31, 2023 and 2022 determined that the recoverable amounts of the Group’s operating segments exceeded their respective carrying amounts.

The recoverable amounts of the Group’s operating segments were determined using the value in use approach. The value in use methodology is based on discounted future cash flows. Management believes that the discounted future cash flows method is appropriate as it allows more precise valuation of specific future cash flows.

In assessing value in use, the estimated future cash flows are discounted to their present value using pre-tax discount rates as follows:

Reportable segment / operating segment	2023	2022
Package and Courier	12.0%	11.5%
Less-Than-Truckload
Canadian Less-Than-Truckload	12.0%	11.5%
U.S. Less-Than-Truckload	11.4%	-
Truckload
Canadian Truckload	14.4%	13.9%
Specialized Truckload*	13.2%	12.7%
Logistics	11.4%	10.9%

* On August 31,2022, TFI International sold CFI’s Truckload, Temp Control and Mexican non-asset logistics businesses, operating primarily in the US-based Conventional TL operating segment. Subsequent to the sale, the remaining businesses operations in TFI International’s US-based Conventional TL operating segment, were transferred to the Specialized TL operating segment.

The discount rates were estimated based on past experience, and industry average weighted average cost of capital, which were based on a possible range of debt leveraging of 40.0% (2022 – 40.0%) at a market interest rate of 10.5% (2022 – 9.4%).

First year cash flows were projected based on forecasted cash flows which are based on previous operating results adjusted to reflect current economic conditions. For a further 4-year period, cash flows were extrapolated using an average growth rate of 2.0% (2022 – 2.0%) in revenues and margins were adjusted where deemed appropriate. The terminal value growth rate was 2.0% (2022 – 2.0%). The values assigned to the key assumptions represent management’s assessment of future trends in the transportation industry and were based on both external and internal sources (historical data).